UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-04304

Exact name of registrant as specified in charter:	Delaware Group® Government Fund

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	July 31

Date of reporting period:	October 31, 2017

Item 1. Schedule of Investments.

Schedule of investments
Delaware Emerging Markets Debt Fund	October 31, 2017 (Unaudited)

	Principal amount°	Value (US $)
Corporate Bonds – 67.53%Δ
Argentina – 1.61%
Cablevision 144A 6.50% 6/15/21 #	180,000	$192,973
YPF 144A 25.458% (BADLARPP + 4.00%) 7/7/20 #●	170,000	165,538
		358,511
Austria – 1.88%
ESAL 144A 6.25% 2/5/23 #	200,000	193,500
Suzano Austria 144A 7.00% 3/16/47 #	200,000	223,900
		417,400
Azerbaijan – 1.02%
Southern Gas Corridor 144A 6.875% 3/24/26 #	200,000	226,484
		226,484
Bermuda – 0.89%
Tengizchevroil Finance Co. International 144A 4.00% 8/15/26 #	200,000	197,181
		197,181
Brazil – 2.14%
Aegea Finance 144A 5.75% 10/10/24 #	200,000	206,220
Nexa Resources 144A 5.375% 5/4/27 #	200,000	212,200
Vale Overseas 4.375% 1/11/22	55,000	57,492
		475,912
Canada – 0.95%
First Quantum Minerals 144A 7.25% 4/1/23 #	200,000	212,500
		212,500
Cayman Islands – 5.55%
Banco do Brasil 144A 4.625% 1/15/25 #	270,000	269,865
CK Hutchison International 17 144A 2.875% 4/5/22 #	270,000	271,396
Comcel Trust via Communicaciones Celulares 144A 6.875% 2/6/24 #	200,000	212,000
JD.com 3.125% 4/29/21	400,000	401,909
Petrobras Global Finance 6.75% 1/27/41	80,000	80,800
		1,235,970
Chile – 2.51%
AES Gener 144A 8.375% 12/18/73 #µ	200,000	212,340
Cencosud 144A 6.625% 2/12/45 #	200,000	218,739
Enel Americas 4.00% 10/25/26	125,000	127,813
		558,892
Colombia – 1.89%
Bancolombia 4.875% 10/18/27 µ	235,000	235,176
Ecopetrol
5.875% 9/18/23	50,000	56,500
7.375% 9/18/43	110,000	128,018
		419,694

NQ-227 [10/17] 12/17 (316731)     1

Schedule of investments
Delaware Emerging Markets Debt Fund (Unaudited)

	Principal amount°	Value (US $)
Corporate BondsΔ (continued)
Costa Rica – 1.10%
Banco Nacional de Costa Rica 144A 5.875% 4/25/21 #	235,000	$245,458
		245,458
Curacao – 1.06%
SUAM Finance 144A 4.875% 4/17/24 #	220,000	236,830
		236,830
Georgia – 0.93%
BGEO Group 144A 6.00% 7/26/23 #	200,000	206,297
		206,297
India – 1.84%
ICICI Bank 144A 4.00% 3/18/26 #	200,000	205,500
Vedanta Resources 144A 6.125% 8/9/24 #	200,000	204,550
		410,050
Indonesia – 3.37%
Pertamina Persero 144A 4.30% 5/20/23 #	305,000	322,918
Perusahaan Gas Negara Persero 144A 5.125% 5/16/24 #	200,000	217,438
Perusahaan Listrik Negara 144A 5.25% 5/15/47 #	200,000	210,781
		751,137
Ireland – 2.96%
Mobile Telesystems OJSC via MTS International Funding 144A 5.00% 5/30/23 #	200,000	208,257
Novolipetsk Steel via Steel Funding 144A 4.50% 6/15/23 #	200,000	207,370
Phosagro via Phosagro Bond Funding 144A 3.95% 11/3/21 #	240,000	243,048
		658,675
Jamaica – 1.70%
Digicel Group 144A 7.125% 4/1/22 #	400,000	378,500
		378,500
Kazakhstan – 0.91%
KazMunayGas National 144A 3.875% 4/19/22 #	200,000	202,702
		202,702
Luxembourg – 6.10%
Atento Luxco 1 144A 6.125% 8/10/22 #	180,000	189,108
Gazprom via Gaz Capital 144A 4.95% 3/23/27 #	260,000	266,886
Kernel Holding 144A 8.75% 1/31/22 #	220,000	243,133
MHP 144A 7.75% 5/10/24 #	200,000	216,350
Raizen Fuels Finance 144A 5.30% 1/20/27 #	225,000	238,500
Topaz Marine 144A 9.125% 7/26/22 #	200,000	203,013
		1,356,990

2     NQ-227 [10/17] 12/17 (316731)

(Unaudited)

	Principal amount°	Value (US $)
Corporate BondsΔ (continued)
Mexico – 5.93%
BBVA Bancomer 6.50% 3/10/21	250,000	$274,375
Becle 144A 3.75% 5/13/25 #	200,000	201,077
Cydsa 144A 6.25% 10/4/27 #	200,000	199,250
Mexichem 144A 5.50% 1/15/48 #	220,000	214,104
Petroleos Mexicanos
144A 6.75% 9/21/47 #	125,000	129,150
6.75% 9/21/47	85,000	87,822
Trust F/1401 144A 5.25% 1/30/26 #	200,000	214,260
		1,320,038
Morocco – 1.35%
OCP 144A 4.50% 10/22/25 #	300,000	300,460
		300,460
Netherlands – 9.82%
AES Andres 144A 7.95% 5/11/26 #	200,000	217,500
Braskem Netherlands Finance 144A 4.50% 1/10/28 #	230,000	229,000
Equate Petrochemical 144A 3.00% 3/3/22 #	255,000	252,833
Marfrig Holdings Europe 144A 8.00% 6/8/23 #	200,000	209,750
Myriad International Holdings 144A 4.85% 7/6/27 #	200,000	205,795
Petrobras Global Finance
144A 5.299% 1/27/25 #	180,000	180,810
7.25% 3/17/44	105,000	110,381
7.375% 1/17/27	130,000	144,560
VEON Holdings
144A 4.95% 6/16/24 #	200,000	205,152
144A 5.95% 2/13/23 #	200,000	217,102
VTR Finance 144A 6.875% 1/15/24 #	200,000	212,550
		2,185,433
Panama – 0.90%
Banistmo 144A 3.65% 9/19/22 #	200,000	200,380
		200,380
Peru – 2.17%
Cerro del Aguila 144A 4.125% 8/16/27 #	260,000	260,000
SAN Miguel Industrias Pet 144A 4.50% 9/18/22 #	220,000	223,058
		483,058
Republic of Korea – 1.39%
Woori Bank 144A 4.75% 4/30/24 #	295,000	309,937
		309,937
Singapore – 0.88%
BOC Aviation 144A 2.375% 9/15/21 #	200,000	196,364
		196,364

NQ-227 [10/17] 12/17 (316731)     3

Schedule of investments
Delaware Emerging Markets Debt Fund (Unaudited)

		Principal amount°	Value (US $)
Corporate BondsΔ (continued)
South Africa – 0.88%
Transnet SOC 144A 4.00% 7/26/22 #		200,000	$195,214
			195,214
Turkey – 3.98%
Akbank Turk 144A 7.20% 3/16/27 #µ		205,000	212,263
Export Credit Bank of Turkey 144A 5.375% 10/24/23 #		215,000	217,233
Turkiye Garanti Bankasi 144A 6.25% 4/20/21 #		210,000	221,697
Turkiye Is Bankasi 144A 7.00% 6/29/28 #µ		240,000	235,832
			887,025
United Arab Emirates – 1.82%
Abu Dhabi Crude Oil Pipeline
144A 3.65% 11/2/29 #		200,000	201,000
144A 4.60% 11/2/47 #		200,000	204,681
			405,681
Total Corporate Bonds (cost $14,507,848)			15,032,773

Loan Agreement – 1.73%
Republic of Angola 7.683% (LIBOR06M + 6.25%)
12/16/23 =●		414,375	384,851
Total Loan Agreement (cost $414,375)			384,851

Regional Bonds – 2.22%Δ
Argentina – 2.22%
Provincia de Buenos Aires 144A 7.875% 6/15/27 #		150,000	166,650
Provincia de Cordoba
144A 7.125% 6/10/21 #		150,000	162,209
144A 7.125% 8/1/27 #		155,000	165,687
Total Regional Bonds (cost $463,650)			494,546

Sovereign Bonds – 23.12%Δ
Argentina – 2.41%
Argentine Bonos del Tesoro
16.00% 10/17/23	ARS	694,000	40,286
22.75% 3/5/18	ARS	800,000	46,552
Argentine Republic Government International Bond
5.625% 1/26/22		125,000	131,563
144A 7.125% 6/28/17 #		310,000	318,835
			537,236
Bahrain – 0.88%
Bahrain Government International Bond 144A
7.50% 9/20/47 #		200,000	195,284
			195,284

4     NQ-227 [10/17] 12/17 (316731)

(Unaudited)

		Principal amount°	Value (US $)
Sovereign BondsΔ (continued)
Bermuda – 0.91%
Bermuda Government International Bond 144A
3.717% 1/25/27 #		200,000	$202,000
			202,000
Brazil – 0.76%
Brazil Notas do Tesouro Nacional Series F 10.00% 1/1/25	BRL	548,000	169,619
			169,619
Chile – 1.35%
Bonos de la Tesoreria de la Republica en pesos
4.50% 3/1/21	CLP	185,000,000	300,514
			300,514
Croatia – 1.07%
Croatia Government International Bond 144A
5.50% 4/4/23 #		215,000	237,811
			237,811
Dominican Republic – 1.00%
Dominican Republic International Bond 144A
6.85% 1/27/45 #		200,000	223,500
			223,500
Ecuador – 1.37%
Ecuador Government International Bond 144A
8.875% 10/23/27 #		300,000	305,976
			305,976
Egypt – 1.96%
Egypt Government International Bond
144A 6.125% 1/31/22 #		200,000	208,981
144A 8.50% 1/31/47 #		200,000	226,627
			435,608
Ivory Coast – 0.89%
Ivory Coast Government International Bond 144A
6.125% 6/15/33 #		200,000	197,968
			197,968
Jordan – 1.15%
Jordan Government International Bond 144A
5.75% 1/31/27 #		255,000	255,532
			255,532
Mexico – 0.36%
Mexican Bonos
6.50% 6/9/22	MXN	297,000	15,169
10.00% 12/5/24	MXN	1,055,000	63,876
			79,045

NQ-227 [10/17] 12/17 (316731)     5

Schedule of investments
Delaware Emerging Markets Debt Fund (Unaudited)

		Principal amount°	Value (US $)
Sovereign BondsΔ (continued)
Mongolia – 0.90%
Mongolia Government International Bond 144A
5.625% 5/1/23 #		200,000	$200,811
			200,811
Nigeria – 1.48%
Nigeria Government International Bond 144A
7.875% 2/16/32 #		300,000	330,267
			330,267
Russia – 0.95%
Russian Foreign Bond - Eurobond 144A 4.75% 5/27/26 #		200,000	211,456
			211,456
Saudi Arabia – 1.02%
Saudi Government International Bond 144A
2.875% 3/4/23 #		228,000	227,305
			227,305
Sri Lanka – 1.32%
Sri Lanka Government International Bond 144A
6.20% 5/11/27 #		275,000	292,778
			292,778
Turkey – 1.08%
Turkey Government Bond 11.10% 5/15/19	TRY	202,000	52,359
Turkey Government International Bond 3.25% 3/23/23		200,000	188,936
			241,295
Ukraine – 1.82%
Ukraine Government International Bond
144A 7.375% 9/25/32 #		200,000	197,569
144A 7.75% 9/1/26 #		200,000	206,606
			404,175
Uruguay – 0.44%
Uruguay Government International Bond 144A
9.875% 6/20/22 #	UYU	2,699,000	98,765
			98,765
Total Sovereign Bonds (cost $4,991,712)			5,146,945

Supranational Banks – 1.22%
Banque Ouest Africaine de Developpement 144A
5.00% 7/27/27 #		240,000	250,273
Inter-American Development Bank 6.25% 6/15/21	IDR	300,000,000	22,097
Total Supranational Banks (cost $258,004)			272,370

6     NQ-227 [10/17] 12/17 (316731)

(Unaudited)

	Number of contracts	Value (US $)
Options Purchased – 0.10%
Currency Call Option – 0.02%
USD vs KRW strike price KRW 1,130, expiration date
1/31/18, notional amount $136,137 (CITI)	375,000	$4,815
		4,815
Currency Put Options – 0.08%
USD vs CNH strike price CNH 6.70, expiration date
1/19/18, notional amount $213,176 (BNP)	600,000	4,296
USD vs KRW strike price KRW 1,140, expiration date
1/22/18, notional amount $107,341 (BAML)	365,000	3,417
USD vs MXN strike price MXN 19.50, expiration date
1/17/18, notional amount $98,514 (BNP)	230,000	4,613
USD vs SGD strike price SGD 1.37, expiration date
1/19/18, notional amount $363,704 (BNP)	874,000	6,117
		18,443
Total Options Purchased (cost $26,177)		23,258

	Principal amount°
Short-Term Investments – 5.99%
Discount Notes – 3.58%≠
Federal Home Loan Bank
0.85% 11/1/17	69,233	69,233
0.90% 11/6/17	190,374	190,348
0.959% 11/3/17	79,410	79,405
0.97% 11/15/17	104,487	104,446
1.005% 11/13/17	180,092	180,032
1.005% 11/9/17	174,074	174,035
		797,499
Repurchase Agreements – 2.41%
Bank of America Merrill Lynch
0.97%, dated 10/31/17, to be repurchased on 11/1/17,
repurchase price $139,942 (collateralized by US
government obligations 0.00%–9.00%
11/24/17–5/15/47; market value $142,737)	139,938	139,938
BNP Paribas
1.00%, dated 10/31/17, to be repurchased on 11/1/17,
repurchase price $395,296 (collateralized by US
government obligations 0.00%–5.00%
2/15/18–2/15/46; market value $403,191)	395,285	395,285
		535,223
Total Short-Term Investments (cost $1,332,726)		1,332,722

Total Value of Securities – 101.91%
(cost $21,994,492)		22,687,465
Liabilities Net of Receivables and Other Assets – (1.91%)		$(424,794)
Net Assets Applicable to 2,503,294 Shares Outstanding – 100.00%		$22,262,671

NQ-227 [10/17] 12/17 (316731) 7

Schedule of investments
Delaware Emerging Markets Debt Fund (Unaudited)

#

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Oct. 31, 2017, the aggregate value of Rule 144A securities was $18,210,817, which represents 81.80% of the Fund’s net assets.

=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 2 in “Notes.”
≠	The rate shown is the effective yield at the time of purchase.
°	Principal amount shown is stated in US dollars unless noted that the security is denominated in another currency.
Δ	Securities have been classified by country of origin.
µ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at Oct. 31, 2017. Rate will reset at a future date.
●

Variable rate investment. Interest rates reset periodically. Rate shown reflects the rate in effect at Oct. 31, 2017. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

The following foreign currency exchange contracts and swap contract were outstanding at Oct. 31, 2017:

Foreign Currency Exchange Contracts

	Contracts to				Settlement	Unrealized
Counterparty	Receive (Deliver)		In Exchange For		Date	Depreciation
BAML	KRW	(247,236,000)	USD	215,625	11/17/17	$(5,515)
BNP	COP	464,907,492	USD	(155,412)	11/17/17	(2,840)
TD	COP	333,577,808	USD	(112,790)	11/17/17	(3,318)
Total Foreign Currency Exchange Contracts						$(11,673)

8     NQ-227 [10/17] 12/17 (316731)

(Unaudited)

Swap Contract

CDS Contract1

Counterparty/				Upfront
Reference Obligation/		Annual		Payments
Termination Date/	Notional	Protection		Paid	Unrealized
Payment Frequency	Amount[2]	Payments	Value	(Received)	Depreciation[3]
Over-The-Counter/
Protection Purchased:
HSBC-CDX.EM.27[4]
6/20/22-
Quarterly	570,000	1.00%	$15,226	$28,203	$(12,977)

The use of foreign currency exchange contracts and swap contracts involve elements of market risk and risks in excess of the amounts disclosed in these financial statements. The foreign currency exchange contracts and notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded daily as unrealized appreciation or depreciation. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement.
2Notional value shown is stated in US Dollars unless noted that the swap is denominated in another currency.
3Unrealized appreciation (depreciation) does not include periodic interest payments (receipts) on swap contracts accrued daily in the amount of $(665).
4Markit’s CDX Emerging markets Index, or the CDX.EM Index is composed of 15 sovereign issuers from the following countries: Argentina, Brazil, Chile, China, Colombia, Indonesia, Malaysia, Mexico, Panama, Peru, Philippines, Russia, South Africa, Turkey, and Venezuela, which have a S&P credit quality ratings CCC and above.

Summary of abbreviations:
ARS – Argentine Peso
BADLARPP – Argentina Term Deposit Rate
BAML – Bank of America Merrill Lynch
BNP – BNP Paribas
BRL – Brazilian Real
CDS – Credit Default Swap
CDX.EM – Credit Default Swap Index Emerging Markets
CITI – Citigroup Global Markets
CLP – Chilean Peso
CNH – Chinese Offshore Renminbi

NQ-227 [10/17] 12/17 (316731)     9

Schedule of investments
Delaware Emerging Markets Debt Fund (Unaudited)

Summary of abbreviations (continued):
COP – Columbian Peso
HSBC – Hong Kong Shanghai Bank
ICE – Intercontinental Exchange
IDR – Indonesian Rupiah
KRW – South Korean Won
LIBOR – London Interbank Offered Rate
LIBOR06M – ICE LIBOR USD 6 Month
MXN – Mexican Peso
OJSC – Open Joint Stock Company
SGD – Singapore Dollar
S&P – Standard & Poor’s Financial Services LLC
TD – Toronto Dominion Bank
TRY – Turkish Lira
USD – US Dollar
UYU – Uruguayan Peso

See accompanying notes.

10     NQ-227 [10/17] 12/17 (316731)

Notes
Delaware Emerging Markets Debt Fund	October 31, 2017 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Fund.

Security Valuation — Equity securities and exchange-traded funds (ETFs), except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities and ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security or ETF does not trade, the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. Debt securities and credit default swap (CDS) contracts are valued based upon valuations provided by an independent pricing service or broker/counterparty and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. US government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades, and values of the underlying reference instruments. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Exchange-traded options are valued at the last reported sale price or, if no sales are reported, at the mean between the last reported bid and ask prices, which approximates fair value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The foregoing valuation policies apply to restricted and unrestricted securities.

2. Investments

US GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

NQ-227 [10/17] 12/17 (316731)     11

(Unaudited)

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –

Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of Oct. 31, 2017:

Securities	Level 2	Level 3	Total
Assets:
Corporate Debt	$15,032,773	$—	$15,032,773
Foreign Debt	5,913,861	—	5,913,861
Loan Agreement	—	384,851	384,851
Options Purchased	23,258	—	23,258
Short-Term Investments	1,332,722	—	1,332,722
Total Value of Securities	$22,302,614	$384,851	$22,687,465
Derivatives*:
Liabilities:
Foreign Currency Exchange Contracts	$(11,673)	$—	$(11,673)
Swap Contract	(12,977)	—	(12,977)

*Foreign Currency Exchange Contracts and Swap Contract are valued at the unrealized appreciation (depreciation) on the instruments at the period end.

During the period ended Oct. 31, 2017, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a significant impact to the Fund. The Fund’s policy is to recognize transfers between levels based on fair value at the beginning of the reporting period.

12     NQ-227 [10/17] 12/17 (316731)

(Unaudited)

The Fund’s investments that are categorized as Level 3 were valued utilizing third-party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third-party information could result in a significantly lower or higher value of such Level 3 investments. The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Loan Agreement
Balance as of 7/31/17	$379,153
Net change in unrealized appreciation (depreciation)	5,698
Balance as of 10/31/17	$384,851
Net change in unrealized appreciation (depreciation)
from investments still held at the end of the period	$5,698

3. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to Oct. 31, 2017 that would require recognition or disclosure on the Fund’s “Schedule of investments.”

NQ-227 [10/17] 12/17 (316731)     13

Schedule of investments
Delaware Strategic Income Fund	October 31, 2017 (Unaudited)

	Principal amount°	Value (US $)
Agency Collateralized Mortgage Obligations – 10.95%
Fannie Mae Connecticut Avenue Securities
Series 2017-C04 2M2 4.088% (LIBOR01M + 2.85%)
11/25/29 ●	65,000	$66,422
Series 2017-C05 1M2 3.438% (LIBOR01M + 2.20%)
1/25/30 ●	70,000	69,466
Fannie Mae Grantor Trust
Series 2002-T1 A2 7.00% 11/25/31	31,125	36,617
Fannie Mae Interest Strip
Series 419 C3 3.00% 11/25/43 ∑	69,724	13,527
Fannie Mae REMIC Trust
Series 2002-W1 2A 7.50% 2/25/42 ●	40,003	45,003
Fannie Mae REMICs
Series 2008-15 SB 5.362% (6.60% minus LIBOR01M,
Cap 6.60%, Floor 0.00%) 8/25/36 ∑●	19,701	3,674
Series 2010-129 SM 4.762% (6.00% minus LIBOR01M,
Cap 6.00%, Floor 0.00%) 11/25/40 ∑●	126,266	19,036
Series 2012-115 MI 3.50% 3/25/42 ∑	52,741	6,542
Series 2012-118 AI 3.50% 11/25/37 ∑	117,055	15,526
Series 2012-122 SD 4.862% (6.10% minus LIBOR01M,
Cap 6.10%, Floor 0.00%) 11/25/42 ∑●	242,040	46,887
Series 2012-132 AI 3.00% 12/25/27 ∑	149,182	13,927
Series 2012-137 AI 3.00% 12/25/27 ∑	53,462	5,078
Series 2012-137 WI 3.50% 12/25/32 ∑	3,863,583	637,211
Series 2012-139 NS 5.462% (6.70% minus LIBOR01M,
Cap 6.70%, Floor 0.00%) 12/25/42 ∑●	2,370,125	554,767
Series 2013-2 CS 4.912% (6.15% minus LIBOR01M,
Cap 6.15%, Floor 0.00%) 2/25/43 ∑●	136,267	25,999
Series 2013-7 EI 3.00% 10/25/40 ∑	101,569	13,390
Series 2013-26 ID 3.00% 4/25/33 ∑	181,856	26,358
Series 2013-38 AI 3.00% 4/25/33 ∑	174,814	23,078
Series 2013-41 HI 3.00% 2/25/33 ∑	151,112	17,201
Series 2013-43 IX 4.00% 5/25/43 ∑	530,294	126,761
Series 2013-44 DI 3.00% 5/25/33 ∑	546,624	79,569
Series 2013-45 PI 3.00% 5/25/33 ∑	58,484	8,440
Series 2013-55 AI 3.00% 6/25/33 ∑	222,815	32,712
Series 2013-92 SA 4.712% (5.95% minus LIBOR01M,
Cap 5.95%, Floor 0.00%) 9/25/43 ∑●	212,733	45,673
Series 2013-101 HS 5.262% (6.50% minus LIBOR01M,
Cap 6.50%, Floor 0.00%) 10/25/43 ∑●	70,356	16,709
Series 2013-103 SK 4.682% (5.92% minus LIBOR01M,
Cap 5.92%, Floor 0.00%) 10/25/43 ∑●	201,772	44,493
Series 2014-64 IT 3.50% 6/25/41 ∑	45,703	5,069
Series 2014-68 BS 4.912% (6.15% minus LIBOR01M,
Cap 6.15%, Floor 0.00%) 11/25/44 ∑●	179,162	35,411

NQ-023 [10/17] 12/17 (316642)     1

Schedule of investments
Delaware Strategic Income Fund (Unaudited)

	Principal amount°	Value (US $)
Agency Collateralized Mortgage Obligations (continued)
Fannie Mae REMICs
Series 2014-90 SA 4.912% (6.15% minus LIBOR01M,
Cap 6.15%, Floor 0.00%) 1/25/45 ∑●	1,501,525	$292,624
Series 2015-27 SA 5.212% (6.45% minus LIBOR01M,
Cap 6.45%, Floor 0.00%) 5/25/45 ∑●	66,777	14,121
Series 2015-44 Z 3.00% 9/25/43	204,831	199,292
Series 2015-66 ID 3.50% 5/25/42 ∑	246,972	39,318
Series 2015-89 AZ 3.50% 12/25/45	20,316	19,775
Series 2015-95 SH 4.762% (6.00% minus LIBOR01M,
Cap 6.00%, Floor 0.00%) 1/25/46 ∑●	175,773	39,086
Series 2016-6 AI 3.50% 4/25/34 ∑	116,133	14,771
Series 2016-33 DI 3.50% 6/25/36 ∑	269,595	40,356
Series 2016-36 SB 4.762% (6.00% minus LIBOR01M,
Cap 6.00%, Floor 0.00%) 3/25/43 ∑●	87,024	14,329
Series 2016-40 IO 3.50% 7/25/36 ∑	75,475	11,818
Series 2016-40 ZC 3.00% 7/25/46	38,508	35,674
Series 2016-50 IB 3.00% 2/25/46 ∑	92,621	13,945
Series 2016-51 LI 3.00% 8/25/46 ∑	260,080	41,474
Series 2016-55 SK 4.762% (6.00% minus LIBOR01M,
Cap 6.00%, Floor 0.00%) 8/25/46 ∑●	145,182	32,487
Series 2016-62 SA 4.762% (6.00% minus LIBOR01M,
Cap 6.00%, Floor 0.00%) 9/25/46 ∑●	286,029	66,911
Series 2016-64 CI 3.50% 7/25/43 ∑	114,384	16,869
Series 2016-74 GS 4.762% (6.00% minus LIBOR01M,
Cap 6.00%, Floor 0.00%) 10/25/46 ∑●	91,921	22,564
Series 2016-79 JS 4.812% (6.05% minus LIBOR01M,
Cap 6.05%, Floor 0.00%) 11/25/46 ∑●	271,350	58,375
Series 2016-83 PI 3.50% 7/25/45 ∑	90,595	15,291
Series 2016-99 DI 3.50% 1/25/46 ∑	95,160	16,048
Series 2017-4 AI 3.50% 5/25/41 ∑	121,538	15,510
Series 2017-4 BI 3.50% 5/25/41 ∑	89,610	13,493
Series 2017-8 BZ 3.00% 2/25/47	127,841	118,424
Series 2017-8 SG 4.762% (6.00% minus LIBOR01M,
Cap 6.00%, Floor 0.00%) 2/25/47 ∑●	214,340	47,521
Series 2017-12 JI 3.50% 5/25/40 ∑	89,452	12,996
Series 2017-15 NZ 3.50% 3/25/47	22,519	22,495
Series 2017-16 SM 4.812% (6.05% minus LIBOR01M,
Cap 6.05%, Floor 0.00%) 3/25/47 ∑●	253,322	54,405
Series 2017-17 LI 3.00% 4/25/37 ∑	133,279	10,911
Series 2017-21 ZD 3.50% 4/25/47	39,803	39,434
Series 2017-25 BL 3.00% 4/25/47	16,000	15,370
Series 2017-25 GS 5.462% (6.70% minus LIBOR01M,
Cap 6.70%, Floor 0.00%) 4/25/47 ∑●	253,924	43,083
Series 2017-26 VZ 3.00% 4/25/47	83,446	76,488

2     NQ-023 [10/17] 12/17 (316642)

(Unaudited)

	Principal amount°	Value (US $)
Agency Collateralized Mortgage Obligations (continued)
Fannie Mae REMICs
Series 2017-45 JZ 3.00% 6/25/47	12,151	$11,069
Series 2017-45 ZK 3.50% 6/25/47	25,367	24,909
Series 2017-46 JI 3.50% 1/25/43 ∑	128,904	16,547
Series 2017-46 VG 3.50% 4/25/38	21,000	21,571
Series 2017-61 TB 3.00% 8/25/44	26,000	25,385
Series 2017-69 SG 4.912% (6.15% minus LIBOR01M,
Cap 6.15%, Floor 0.00%) 9/25/47 ∑●	143,845	31,355
Series 2017-77 HZ 3.50% 10/25/47	44,128	44,095
Freddie Mac REMICs
Series 3939 EI 3.00% 3/15/26 ∑	108,685	7,336
Series 4050 EI 4.00% 2/15/39 ∑	146,200	16,488
Series 4100 EI 3.00% 8/15/27 ∑	1,149,173	113,813
Series 4101 WI 3.50% 8/15/32 ∑	66,982	10,399
Series 4109 AI 3.00% 7/15/31 ∑	337,750	39,457
Series 4120 IK 3.00% 10/15/32 ∑	273,502	37,897
Series 4135 AI 3.50% 11/15/42 ∑	111,824	23,214
Series 4146 IA 3.50% 12/15/32 ∑	141,045	22,469
Series 4150 UI 3.50% 8/15/32 ∑	193,073	21,097
Series 4159 KS 4.911% (6.15% minus LIBOR01M, Cap
6.15%, Floor 0.00%) 1/15/43 ∑●	127,566	27,985
Series 4181 DI 2.50% 3/15/33 ∑	91,867	11,651
Series 4184 GS 4.881% (6.12% minus LIBOR01M, Cap
6.12%, Floor 0.00%) 3/15/43 ∑●	148,393	31,988
Series 4185 LI 3.00% 3/15/33 ∑	136,979	19,895
Series 4191 CI 3.00% 4/15/33 ∑	60,702	8,836
Series 4435 DY 3.00% 2/15/35	162,000	162,240
Series 4448 TS 1.882% 5/15/40 ∑●	385,666	23,505
Series 4464 DA 2.50% 1/15/43	16,674	15,818
Series 4494 SA 4.941% (6.18% minus LIBOR01M, Cap
6.18%, Floor 0.00%) 7/15/45 ∑●	71,840	14,863
Series 4504 IO 3.50% 5/15/42 ∑	59,995	6,732
Series 4527 CI 3.50% 2/15/44 ∑	149,550	25,630
Series 4543 HI 3.00% 4/15/44 ∑	79,163	12,633
Series 4581 LI 3.00% 5/15/36 ∑	79,029	11,207
Series 4594 SG 4.761% (6.00% minus LIBOR01M, Cap
6.00%, Floor 0.00%) 6/15/46 ∑●	402,391	91,096
Series 4601 IN 3.50% 7/15/46 ∑	534,137	106,091
Series 4610 IB 3.00% 6/15/41 ∑	315,439	36,427
Series 4614 HB 2.50% 9/15/46	77,000	69,699
Series 4623 LZ 2.50% 10/15/46	66,644	58,183
Series 4623 MS 4.761% (6.00% minus LIBOR01M, Cap
6.00%, Floor 0.00%) 10/15/46 ∑●	93,369	22,625
Series 4623 MW 2.50% 10/15/46	75,000	68,579

NQ-023 [10/17] 12/17 (316642)     3

Schedule of investments
Delaware Strategic Income Fund (Unaudited)

	Principal amount°	Value (US $)
Agency Collateralized Mortgage Obligations (continued)
Freddie Mac REMICs
Series 4625 BI 3.50% 6/15/46 ∑	258,594	$54,225
Series 4625 PZ 3.00% 6/15/46	30,912	29,231
Series 4631 GS 4.761% (6.00% minus LIBOR01M, Cap
6.00%, Floor 0.00%) 11/15/46 ∑●	321,064	68,703
Series 4631 LJ 3.00% 3/15/41	17,000	16,995
Series 4636 NZ 3.00% 12/15/46	86,124	81,836
Series 4644 GI 3.50% 5/15/40 ∑	91,848	14,558
Series 4648 MZ 3.00% 6/15/46	15,341	14,470
Series 4648 ND 3.00% 9/15/46	10,000	9,595
Series 4650 JE 3.00% 7/15/46	12,000	11,550
Series 4655 WI 3.50% 8/15/43 ∑	92,796	15,896
Series 4657 NW 3.00% 4/15/45	16,000	15,818
Series 4657 PS 4.761% (6.00% minus LIBOR01M, Cap
6.00%, Floor 0.00%) 2/15/47 ∑●	187,271	39,620
Series 4663 HZ 3.50% 3/15/47	16,330	16,055
Series 4665 NI 3.50% 7/15/41 ∑	358,762	47,757
Series 4673 WI 3.50% 9/15/43 ∑	94,708	13,112
Series 4675 KS 4.761% (6.00% minus LIBOR01M, Cap
6.00%, Floor 0.00%) 4/15/47 ∑●	134,461	31,427
Series 4681 WI 1.563% 8/15/33 ∑●	425,073	28,937
Series 4690 WI 3.50% 12/15/43 ∑	99,454	15,297
Series 4700 WI 3.50% 1/15/44 ∑	98,141	14,714
Series 4703 CI 3.50% 7/15/42 ∑	161,557	21,407
Freddie Mac Strips
Series 267 S5 4.761% (6.00% minus LIBOR01M, Cap
6.00%, Floor 0.00%) 8/15/42 ∑●	188,788	35,618
Series 299 S1 4.761% (6.00% minus LIBOR01M, Cap
6.00%, Floor 0.00%) 1/15/43 ∑●	143,354	26,896
Series 319 S2 4.761% (6.00% minus LIBOR01M, Cap
6.00%, Floor 0.00%) 11/15/43 ∑●	66,670	14,332
Series 326 S2 4.711% (5.95% minus LIBOR01M, Cap
5.95%, Floor 0.00%) 3/15/44 ∑●	97,407	19,159
Series 337 S1 4.811% (6.05% minus LIBOR01M, Cap
6.05%, Floor 0.00%) 9/15/44 ∑●	100,349	21,346
Series 350 S5 1.697% 9/15/40 ∑●	200,657	10,694
Freddie Mac Structured Agency Credit Risk Debt Notes
Series 2017-DNA1 M2 4.488% (LIBOR01M + 3.25%)
7/25/29 ●	250,000	262,972
Freddie Mac Structured Pass Through Certificates
Series T-42 A5 7.50% 2/25/42 ⧫	16,942	19,628
GNMA
Series 2012-136 MX 2.00% 11/20/42	30,000	26,344
Series 2013-113 AZ 3.00% 8/20/43	210,733	204,674

4     NQ-023 [10/17] 12/17 (316642)

(Unaudited)

	Principal amount°	Value (US $)
Agency Collateralized Mortgage Obligations (continued)
GNMA
Series 2013-113 LY 3.00% 5/20/43	22,000	$21,853
Series 2013-182 CZ 2.50% 12/20/43	33,014	30,074
Series 2015-64 GZ 2.00% 5/20/45	81,859	68,433
Series 2015-74 CI 3.00% 10/16/39 ∑	142,695	18,853
Series 2015-133 AL 3.00% 5/20/45	214,000	214,813
Series 2015-142 AI 4.00% 2/20/44 ∑	56,555	7,395
Series 2016-108 SK 4.811% (6.05% minus LIBOR01M,
Cap 6.05%, Floor 0.00%) 8/20/46 ∑●	206,059	46,433
Series 2016-111 PB 2.50% 8/20/46	74,000	67,505
Series 2016-115 SA 4.861% (6.10% minus LIBOR01M,
Cap 6.10%, Floor 0.00%) 8/20/46 ∑●	297,374	67,397
Series 2016-116 GI 3.50% 11/20/44 ∑	255,544	45,338
Series 2016-118 DI 3.50% 3/20/43 ∑	574,845	89,846
Series 2016-118 ES 4.861% (6.10% minus LIBOR01M,
Cap 6.10%, Floor 0.00%) 9/20/46 ∑●	110,015	26,389
Series 2016-120 AS 4.861% (6.10% minus LIBOR01M,
Cap 6.10%, Floor 0.00%) 9/20/46 ∑●	220,433	52,334
Series 2016-120 NS 4.861% (6.10% minus LIBOR01M,
Cap 6.10%, Floor 0.00%) 9/20/46 ∑●	294,477	70,196
Series 2016-121 JS 4.861% (6.10% minus LIBOR01M,
Cap 6.10%, Floor 0.00%) 9/20/46 ∑●	208,038	50,326
Series 2016-126 NS 4.861% (6.10% minus LIBOR01M,
Cap 6.10%, Floor 0.00%) 9/20/46 ∑●	126,896	30,013
Series 2016-134 MW 3.00% 10/20/46	12,000	12,209
Series 2016-147 ST 4.811% (6.05% minus LIBOR01M,
Cap 6.05%, Floor 0.00%) 10/20/46 ∑●	128,090	29,336
Series 2016-149 GI 4.00% 11/20/46 ∑	95,318	21,122
Series 2016-156 PB 2.00% 11/20/46	46,000	37,860
Series 2016-160 GI 3.50% 11/20/46 ∑	175,839	40,647
Series 2016-163 XI 3.00% 10/20/46 ∑	201,393	28,181
Series 2016-171 IP 3.00% 3/20/46 ∑	156,155	25,099
Series 2017-4 BW 3.00% 1/20/47	12,000	11,419
Series 2017-10 IB 4.00% 1/20/47 ∑	154,470	38,089
Series 2017-10 KZ 3.00% 1/20/47	15,341	14,199
Series 2017-18 IQ 4.00% 12/16/43 ∑	94,712	19,729
Series 2017-18 QS 4.861% (6.10% minus LIBOR01M,
Cap 6.10%, Floor 0.00%) 2/16/47 ∑●	143,832	31,879
Series 2017-34 DY 3.50% 3/20/47	20,000	19,942
Series 2017-56 JZ 3.00% 4/20/47	30,453	28,696
Series 2017-56 QS 4.911% (6.15% minus LIBOR01M,
Cap 6.15%, Floor 0.00%) 4/20/47 ∑●	181,537	37,803
Series 2017-68 SB 4.911% (6.15% minus LIBOR01M,
Cap 6.15%, Floor 0.00%) 5/20/47 ∑●	141,301	26,928

NQ-023 [10/17] 12/17 (316642)     5

Schedule of investments
Delaware Strategic Income Fund (Unaudited)

	Principal amount°	Value (US $)
Agency Collateralized Mortgage Obligations (continued)
GNMA
Series 2017-80 AS 4.961% (6.20% minus LIBOR01M,
Cap 6.20%, Floor 0.00%) 5/20/47 ∑●	195,764	$43,030
Series 2017-91 SM 4.961% (6.20% minus LIBOR01M,
Cap 6.20%, Floor 0.00%) 6/20/47 ∑●	114,331	25,989
Series 2017-101 AI 4.00% 7/20/47 ∑	98,964	20,142
Series 2017-101 KS 4.961% (6.20% minus LIBOR01M,
Cap 6.20%, Floor 0.00%) 7/20/47 ∑●	138,660	30,208
Series 2017-101 SK 4.961% (6.20% minus LIBOR01M,
Cap 6.20%, Floor 0.00%) 7/20/47 ∑●	351,866	76,607
Series 2017-101 TI 4.00% 3/20/44 ∑	128,426	20,678
Series 2017-107 QZ 3.00% 8/20/45	21,158	20,050
Series 2017-113 LB 3.00% 7/20/47	55,000	53,490
Series 2017-114 IK 4.00% 10/20/44 ∑	199,141	42,061
Series 2017-116 ZL 3.00% 6/20/47	41,308	38,718
Series 2017-117 SD 4.961% (6.20% minus LIBOR01M,
Cap 6.20%, Floor 0.00%) 8/20/47 ∑●	114,654	25,487
Series 2017-120 QS 4.961% (6.20% minus LIBOR01M,
Cap 6.20%, Floor 0.00%) 8/20/47 ∑●	199,176	42,425
Series 2017-121 CW 3.00% 8/20/47	47,000	44,919
Series 2017-130 YJ 2.50% 8/20/47	25,000	22,575
Series 2017-134 ES 4.961% (6.20% minus LIBOR01M,
Cap 6.20%, Floor 0.00%) 9/20/47 ∑●	229,664	49,149
Series 2017-137 CZ 3.00% 9/20/47	122,305	112,641
Series 2017-141 JS 4.961% (6.20% minus LIBOR01M,
Cap 6.20%, Floor 0.00%) 9/20/47 ∑●	119,827	25,298
Total Agency Collateralized Mortgage Obligations (cost $8,146,994)		8,029,257

Agency Commercial Mortgage-Backed Securities – 1.53%
Freddie Mac Multifamily Structured Pass Through
Certificates
Series K057 A2 2.57% 7/25/26 ⧫	50,000	49,303
Series KS03 A4 3.161% 5/25/25 ⧫ ●	110,000	113,045
FREMF Mortgage Trust
Series 2010-K7 B 144A 5.685% 4/25/20 #●	95,000	101,180
Series 2011-K12 B 144A 4.344% 1/25/46 #●	80,000	83,920
Series 2011-K14 B 144A 5.167% 2/25/47 #●	50,000	53,952
Series 2011-K704 B 144A 4.536% 10/25/30 #●	80,000	81,178
Series 2012-K23 B 144A 3.655% 10/25/45 #●	100,000	102,872
Series 2012-K708 B 144A 3.751% 2/25/45 #●	110,000	111,684
Series 2013-K32 B 144A 3.537% 10/25/46 #●	100,000	102,659
Series 2013-K33 B 144A 3.501% 8/25/46 #●	120,000	121,759
Series 2013-K712 B 144A 3.365% 5/25/45 #●	60,000	60,861
Series 2013-K713 B 144A 3.165% 4/25/46 #●	35,000	35,394

6     NQ-023 [10/17] 12/17 (316642)

(Unaudited)

	Principal amount°	Value (US $)
Agency Commercial Mortgage-Backed Securities (continued)
FREMF Mortgage Trust
Series 2013-K713 C 144A 3.165% 4/25/46 #●	105,000	$105,159
Total Agency Commercial Mortgage-Backed Securities (cost $1,131,131)		1,122,966

Agency Mortgage-Backed Securities – 2.35%
Fannie Mae S.F. 30 yr
4.50% 10/1/43	719,000	779,291
5.50% 6/1/39	40,137	44,692
5.50% 7/1/40	36,914	41,230
5.50% 9/1/41	55,682	62,767
6.00% 9/1/36	17,675	20,284
6.00% 6/1/37	1,637	1,857
6.00% 7/1/37	1,290	1,459
6.00% 8/1/37	17,161	19,441
6.00% 10/1/38	11,998	13,607
6.00% 10/1/39	141,176	160,759
6.00% 11/1/40	4,636	5,275
6.00% 7/1/41	47,321	53,812
Fannie Mae S.F. 30 yr TBA
6.00% 11/1/47	387,000	438,933
Freddie Mac S.F. 30 yr
6.00% 8/1/38	69,709	79,322
Total Agency Mortgage-Backed Securities (cost $1,727,826)		1,722,729

Collateralized Debt Obligations – 1.79%
Benefit Street Partners CLO IV
Series 2014-IVA A1R 144A 2.853% (LIBOR03M +
1.49%) 1/20/29 #●	500,000	508,177
BlueMountain CLO
Series 2015-2A A1 144A 2.784% (LIBOR03M + 1.43%)
7/18/27 #●	250,000	250,670
Cedar Funding VI CLO
Series 2016-6A A1 144A 2.777% (LIBOR03M + 1.47%)
10/20/28 #●	250,000	253,365
Venture CDO
Series 2016-25A A1 144A 2.853% (LIBOR03M + 1.49%)
4/20/29 #●	100,000	100,444
Venture XXIV CLO
Series 2016-24A A1D 144A 2.783% (LIBOR03M +
1.42%) 10/20/28 #●	195,000	197,712
Total Collateralized Debt Obligations (cost $1,293,830)		1,310,368

NQ-023 [10/17] 12/17 (316642)     7

Schedule of investments
Delaware Strategic Income Fund (Unaudited)

	Principal amount°		Value (US $)
Corporate Bonds – 56.58%
Banking – 10.75%
Akbank Turk 144A 7.20% 3/16/27 #µ		200,000	$207,086
Ally Financial 5.75% 11/20/25		220,000	243,925
Banco do Brasil 144A 4.625% 1/15/25 #		200,000	199,900
Banco Nacional de Costa Rica 144A 5.875% 4/25/21 #		200,000	208,900
Banistmo 144A 3.65% 9/19/22 #		200,000	200,380
Bank of America 4.183% 11/25/27		200,000	208,929
Bank of New York Mellon 4.625% µψ		570,000	587,812
Barclays 8.25% µψ		325,000	345,990
Credit Suisse Group 144A 6.25% #µψ		300,000	328,875
Development Bank of Japan 144A 2.625% 9/1/27 #		200,000	197,347
Goldman Sachs Group
3.272% 9/29/25 µ		195,000	194,598
5.15% 5/22/45		100,000	114,094
JPMorgan Chase & Co.
3.882% 7/24/38 µ		100,000	101,126
4.032% 7/24/48 µ		95,000	97,122
6.75% µψ		440,000	504,900
Landwirtschaftliche Rentenbank 5.375% 4/23/24	NZD	38,000	29,072
Morgan Stanley
3.95% 4/23/27		50,000	51,071
4.375% 1/22/47		160,000	170,723
5.00% 11/24/25		240,000	263,238
PNC Financial Services Group 5.00% µψ		315,000	334,687
Popular 7.00% 7/1/19		115,000	117,875
Royal Bank of Scotland Group 8.625% µψ		600,000	680,939
Santander UK 144A 5.00% 11/7/23 #		200,000	216,553
SunTrust Banks 5.05% µψ		150,000	154,200
Turkiye Garanti Bankasi 144A 6.25% 4/20/21 #		200,000	211,140
UBS Group 6.875% µψ		860,000	967,223
USB Capital IX 3.50% (LIBOR03M + 1.02%) ψ●		705,000	633,964
Westpac Banking 5.00% µψ		20,000	20,118
Woori Bank 144A 4.75% 4/30/24 #		200,000	210,127
Zions Bancorporation 4.50% 6/13/23		75,000	79,488
			7,881,402
Basic Industry – 5.07%
AK Steel 6.375% 10/15/25		235,000	232,063
Allegheny Technologies 7.875% 8/15/23		230,000	252,425
Anglo American Capital 144A 4.875% 5/14/25 #		200,000	213,875
Barrick North America Finance 5.75% 5/1/43		70,000	87,263
BHP Billiton Finance USA 144A 6.25% 10/19/75 #µ		400,000	439,200
Braskem Netherlands Finance 144A 4.50% 1/10/28 #		200,000	199,130
Equate Petrochemical 144A 3.00% 3/3/22 #		200,000	198,300

8     NQ-023 [10/17] 12/17 (316642)

(Unaudited)

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Basic Industry (continued)
Freeport-McMoRan 4.55% 11/14/24	163,000	$163,407
Georgia-Pacific 8.00% 1/15/24	195,000	250,902
Hudbay Minerals 144A 7.625% 1/15/25 #	235,000	260,263
Joseph T Ryerson & Son 144A 11.00% 5/15/22 #	205,000	231,137
Kraton Polymers 144A 7.00% 4/15/25 #	200,000	217,000
Mexichem 144A 5.50% 1/15/48 #	200,000	194,640
Mosaic 5.625% 11/15/43	100,000	105,240
NOVA Chemicals
144A 5.00% 5/1/25 #	60,000	60,900
144A 5.25% 6/1/27 #	200,000	204,000
OCP 144A 4.50% 10/22/25 #	200,000	200,307
Vedanta Resources 144A 6.375% 7/30/22 #	200,000	209,740
		3,719,792
Brokerage – 1.61%
E*TRADE Financial 3.80% 8/24/27	140,000	141,181
Jefferies Group
6.45% 6/8/27	60,000	70,301
6.50% 1/20/43	565,000	649,757
NFP 144A 6.875% 7/15/25 #	305,000	317,963
		1,179,202
Capital Goods – 4.73%
Advanced Disposal Services 144A 5.625% 11/15/24 #	275,000	286,687
Ardagh Packaging Finance 144A 6.00% 2/15/25 #	295,000	313,806
Builders FirstSource 144A 5.625% 9/1/24 #	240,000	254,400
BWAY Holding 144A 7.25% 4/15/25 #	243,000	252,720
Flex Acquisition 144A 6.875% 1/15/25 #	320,000	331,400
H&E Equipment Services 144A 5.625% 9/1/25 #	230,000	243,513
Herc Rentals 144A 7.75% 6/1/24 #	200,000	220,500
Standard Industries 144A 5.00% 2/15/27 #	350,000	365,645
StandardAero Aviation Holdings 144A 10.00% 7/15/23 #	220,000	244,200
Summit Materials 144A 5.125% 6/1/25 #	125,000	126,875
TransDigm 6.375% 6/15/26	240,000	245,400
Trident Merger Sub 144A 6.625% 11/1/25 #	315,000	314,118
United Rentals North America 5.875% 9/15/26	170,000	186,044
Waste Management 3.15% 11/15/27	85,000	85,178
		3,470,486
Communications – 7.03%
American Tower 4.40% 2/15/26	75,000	79,614
AT&T
4.90% 8/14/37	70,000	70,186
5.15% 2/14/50	45,000	44,545
5.25% 3/1/37	115,000	120,667

NQ-023 [10/17] 12/17 (316642)     9

Schedule of investments
Delaware Strategic Income Fund (Unaudited)

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Communications (continued)
CCO Holdings 144A 5.875% 5/1/27 #	235,000	$246,679
CenturyLink 6.75% 12/1/23	280,000	292,320
Cequel Communications Holdings I 144A 7.75%
7/15/25 #	250,000	274,375
Cincinnati Bell 144A 7.00% 7/15/24 #	113,000	113,000
Crown Castle International 3.65% 9/1/27	175,000	174,979
CSC Holdings 144A 10.875% 10/15/25 #	200,000	245,500
Digicel 144A 6.75% 3/1/23 #	200,000	198,500
Discovery Communications
3.95% 3/20/28	125,000	124,229
5.20% 9/20/47	125,000	127,810
Gray Television 144A 5.875% 7/15/26 #	300,000	308,250
GTP Acquisition Partners I 144A 2.35% 6/15/20 #	100,000	99,716
Myriad International Holdings 144A 4.85% 7/6/27 #	200,000	205,795
Nexstar Broadcasting 144A 5.625% 8/1/24 #	100,000	102,875
Radiate Holdco 144A 6.625% 2/15/25 #	200,000	197,000
SFR Group 144A 7.375% 5/1/26 #	200,000	215,750
Sirius XM Radio 144A 5.375% 4/15/25 #	145,000	153,156
Sprint 7.875% 9/15/23	370,000	414,400
Sprint Capital 6.875% 11/15/28	50,000	53,469
Time Warner Cable 7.30% 7/1/38	220,000	276,317
Time Warner Entertainment 8.375% 3/15/23	80,000	99,404
UPC Holding 144A 5.50% 1/15/28 #	200,000	199,500
Verizon Communications
4.50% 8/10/33	115,000	118,789
5.25% 3/16/37	70,000	76,440
Virgin Media Secured Finance 144A 5.50% 8/15/26 #	200,000	209,750
Zayo Group 144A 5.75% 1/15/27 #	295,000	311,594
		5,154,609
Consumer Cyclical – 3.74%
AMC Entertainment Holdings 6.125% 5/15/27	265,000	263,675
Atento Luxco 1 144A 6.125% 8/10/22 #	95,000	99,807
Boyd Gaming 6.375% 4/1/26	275,000	302,500
General Motors Financial 5.25% 3/1/26	100,000	109,418
M/I Homes 5.625% 8/1/25	200,000	204,250
Mohegan Gaming & Entertainment 144A 7.875%
10/15/24 #	250,000	267,187
Murphy Oil USA 5.625% 5/1/27	155,000	164,881
New Red Finance 144A 5.00% 10/15/25 #	300,000	306,000
Penn National Gaming 144A 5.625% 1/15/27 #	200,000	207,500
PetSmart 144A 5.875% 6/1/25 #	175,000	153,125
Prime Security Services Borrower 144A 9.25% 5/15/23 #	230,000	255,461

10     NQ-023 [10/17] 12/17 (316642)

(Unaudited)

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Consumer Cyclical (continued)
Scientific Games International 10.00% 12/1/22	235,000	$260,556
Staples 144A 8.50% 9/15/25 #	120,000	106,200
Wyndham Worldwide 4.15% 4/1/24	40,000	40,595
		2,741,155
Consumer Non-Cyclical – 4.96%
Air Medical Group Holdings 144A 6.375% 5/15/23 #	270,000	261,900
Albertsons 5.75% 3/15/25	230,000	203,550
BAT Capital 144A 4.39% 8/15/37 #	200,000	207,337
Biogen 5.20% 9/15/45	120,000	138,350
Change Healthcare Holdings 144A 5.75% 3/1/25 #	230,000	236,037
Cott Holdings 144A 5.50% 4/1/25 #	295,000	304,956
DaVita 5.00% 5/1/25	150,000	148,125
ESAL 144A 6.25% 2/5/23 #	200,000	193,500
HCA
5.375% 2/1/25	285,000	293,818
5.875% 2/15/26	105,000	110,644
HealthSouth 5.75% 9/15/25	135,000	139,894
Mallinckrodt International Finance 144A 5.625%
10/15/23 #	160,000	150,200
Marfrig Holdings Europe 144A 8.00% 6/8/23 #	200,000	209,750
MPH Acquisition Holdings 144A 7.125% 6/1/24 #	230,000	248,113
New York & Presbyterian Hospital 4.063% 8/1/56	130,000	131,417
SP Finco 144A 6.75% 7/1/25 #	250,000	228,750
Surgery Center Holdings 144A 8.875% 4/15/21 #	250,000	256,250
Tempur Sealy International 5.50% 6/15/26	165,000	170,363
		3,632,954
Electric – 3.23%
AES Gener 144A 8.375% 12/18/73 #µ	200,000	212,340
Calpine
144A 5.25% 6/1/26 #	125,000	125,781
5.50% 2/1/24	65,000	62,461
5.75% 1/15/25	300,000	286,313
ComEd Financing III 6.35% 3/15/33	175,000	192,063
Dynegy
7.625% 11/1/24	170,000	186,575
144A 8.125% 1/30/26 #	245,000	272,256
Emera 6.75% 6/15/76 µ	155,000	178,056
Enel 144A 8.75% 9/24/73 #µ	400,000	495,000
IPALCO Enterprises 144A 3.70% 9/1/24 #	90,000	90,329
National Rural Utilities Cooperative Finance
4.75% 4/30/43 µ	140,000	147,917

NQ-023 [10/17] 12/17 (316642)     11

Schedule of investments
Delaware Strategic Income Fund (Unaudited)

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Electric (continued)
National Rural Utilities Cooperative Finance
5.25% 4/20/46 µ	110,000	$118,952
		2,368,043
Energy – 10.71%
Alta Mesa Holdings 144A 7.875% 12/15/24 #	150,000	163,500
AmeriGas Partners 5.50% 5/20/25	315,000	323,663
Anadarko Petroleum 6.60% 3/15/46	90,000	114,117
Antero Resources 5.00% 3/1/25	290,000	295,800
Chesapeake Energy 144A 8.00% 12/15/22 #	115,000	124,164
Crestwood Midstream Partners 5.75% 4/1/25	245,000	252,350
Diamond Offshore Drilling 7.875% 8/15/25	235,000	252,331
Ecopetrol 7.375% 9/18/43	150,000	174,570
Energy Transfer 6.125% 12/15/45	155,000	170,006
EnLink Midstream Partners 6.00% µψ	40,000	40,390
Enterprise Products Operating 7.034% 1/15/68 µ	30,000	30,150
Gazprom OAO Via Gaz Capital 144A 4.95% 3/23/27 #	200,000	205,297
Genesis Energy 6.50% 10/1/25	183,000	186,203
Gulfport Energy 6.00% 10/15/24	285,000	286,425
Halcon Resources 144A 6.75% 2/15/25 #	54,000	55,620
Hilcorp Energy I 144A 5.75% 10/1/25 #	285,000	293,194
KazMunayGas National 144A 4.75% 4/19/27 #	200,000	204,824
Laredo Petroleum 6.25% 3/15/23	250,000	260,625
Marathon Oil 4.40% 7/15/27	85,000	87,424
MPLX 4.875% 12/1/24	160,000	174,254
Murphy Oil 6.875% 8/15/24	430,000	463,325
Nabors Industries 5.50% 1/15/23	276,000	265,650
Noble Energy
3.85% 1/15/28	60,000	60,348
4.95% 8/15/47	15,000	15,709
5.05% 11/15/44	130,000	137,072
Oasis Petroleum 6.875% 3/15/22	250,000	258,125
ONEOK
4.95% 7/13/47	50,000	51,304
7.50% 9/1/23	90,000	107,973
Petrobras Global Finance
144A 5.299% 1/27/25 #	26,000	26,117
6.75% 1/27/41	230,000	232,300
7.375% 1/17/27	75,000	83,400
Petroleos Mexicanos 6.75% 9/21/47	35,000	36,162
Plains All American Pipeline 6.125% µψ	60,000	61,308
Precision Drilling
6.625% 11/15/20	119,582	121,077

12     NQ-023 [10/17] 12/17 (316642)

(Unaudited)

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Energy (continued)
Precision Drilling
7.75% 12/15/23	220,000	$226,600
QEP Resources 6.875% 3/1/21	170,000	181,475
Sabine Pass Liquefaction
5.75% 5/15/24	295,000	330,866
5.875% 6/30/26	95,000	107,647
SESI 7.125% 12/15/21	100,000	102,750
Southern Gas Corridor 144A 6.875% 3/24/26 #	200,000	226,484
Southwestern Energy 6.70% 1/23/25	245,000	251,125
Transcanada Trust 5.875% 8/15/76 µ	175,000	191,625
Transocean Proteus 144A 6.25% 12/1/24 #	237,500	250,266
WildHorse Resource Development 144A 6.875% 2/1/25 #	150,000	149,250
Woodside Finance 144A 3.70% 3/15/28 #	120,000	120,138
YPF 144A 25.458% (BADLARPP + 4.00%) 7/7/20 #●	105,000	102,244
		7,855,247
Finance Companies – 1.11%
AerCap Global Aviation Trust 144A 6.50% 6/15/45 #µ	400,000	438,000
Aviation Capital Group 144A 3.50% 11/1/27 #	135,000	133,513
International Lease Finance 8.625% 1/15/22	200,000	244,681
		816,194
Insurance – 1.21%
AssuredPartners 144A 7.00% 8/15/25 #	225,000	235,125
MetLife 5.25% µψ	145,000	152,012
Prudential Financial 5.375% 5/15/45 µ	95,000	102,439
USIS Merger Sub 144A 6.875% 5/1/25 #	250,000	260,000
XLIT
3.817% (LIBOR03M + 2.458%) ψ●	65,000	58,744
5.50% 3/31/45	75,000	79,380
		887,700
REITs – 0.97%
Corporate Office Properties 5.25% 2/15/24	85,000	92,295
Education Realty Operating Partnership 4.60% 12/1/24	115,000	119,952
Goodman US Finance Three 144A 3.70% 3/15/28 #	35,000	34,929
Hospitality Properties Trust 4.50% 3/15/25	100,000	104,229
Hudson Pacific Properties 3.95% 11/1/27	50,000	50,142
LifeStorage 3.50% 7/1/26	95,000	91,868
Trust F/1401 144A 5.25% 1/30/26 #	200,000	214,260
		707,675
Technology – 1.02%
Dell International 144A 6.02% 6/15/26 #	75,000	83,862
Genesys Telecommunications Laboratories 144A 10.00%
11/30/24 #	205,000	231,906

NQ-023 [10/17] 12/17 (316642)     13

Schedule of investments
Delaware Strategic Income Fund (Unaudited)

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Technology (continued)
Solera 144A 10.50% 3/1/24 #	225,000	$257,625
Symantec 144A 5.00% 4/15/25 #	170,000	178,075
		751,468
Transportation – 0.44%
Avis Budget Car Rental 144A 6.375% 4/1/24 #	120,000	125,100
Transnet SOC 144A 4.00% 7/26/22 #	200,000	195,214
		320,314
Total Corporate Bonds (cost $40,508,679)		41,486,241

Municipal Bonds – 3.14%
Bay Area, California Toll Authority
(Build America Bond) Series S-3 6.907% 10/1/50	170,000	259,575
Buckeye, Ohio Tobacco Settlement Financing Authority
(Asset-Backed Senior Turbo)
Series A-2 5.875% 6/1/47	1,000,000	940,000
Series A-2 6.50% 6/1/47	200,000	199,984
New Jersey Turnpike Authority
(Build America Bonds)
Series A 7.102% 1/1/41	90,000	133,075
Series F 7.414% 1/1/40	45,000	68,634
South Carolina Public Service Authority
Series D 4.77% 12/1/45	55,000	57,183
State of California Various Purposes
(Build America Bond) 7.55% 4/1/39	135,000	208,643
Tarrant County Cultural Education Facilities Finance
Corporation Retirement Facility Revenue
(Buckner Senior Living - Ventana Project) 6.625%
11/15/37	400,000	436,135
Total Municipal Bonds (cost $2,294,890)		2,303,229

Non-Agency Asset-Backed Securities – 0.91%
Barclays Dryrock Issuance Trust
Series 2017-1 A 1.569% (LIBOR01M + 0.33%)
3/15/23 ●	100,000	100,298
Citicorp Residential Mortgage Trust
Series 2006-3 A5 5.482% 11/25/36 ϕ	300,000	313,686
Discover Card Execution Note Trust
Series 2017-A5 A5 1.839% (LIBOR01M + 0.60%)
12/15/26 ●	105,000	106,063
HOA Funding
Series 2014-1A A2 144A 4.846% 8/20/44 #	47,000	45,475

14     NQ-023 [10/17] 12/17 (316642)

(Unaudited)

	Principal amount°	Value (US $)
Non-Agency Asset-Backed Securities (continued)
PFS Financing
Series 2017-C A 144A 1.708% (LIBOR01M + 0.47%)
10/15/21 #●	100,000	$100,000
Total Non-Agency Asset-Backed Securities
(cost $613,286)		665,522

Non-Agency Collateralized Mortgage Obligations – 3.19%
Credit Suisse First Boston Mortgage Securities
Series 2005-5 6A3 5.00% 7/25/35	55,307	55,101
GSMPS Mortgage Loan Trust
Series 1998-2 A 144A 7.75% 5/19/27 #●	26,837	27,360
JPMorgan Mortgage Trust
Series 2006-S1 1A1 6.00% 4/25/36	44,092	45,582
Series 2007-A1 7A4 3.627% 7/25/35 ●	77,034	69,381
Series 2014-2 B1 144A 3.426% 6/25/29 #●	74,532	75,579
Series 2014-2 B2 144A 3.426% 6/25/29 #●	74,532	75,272
Series 2014-IVR6 2A4 144A 2.50% 7/25/44 #●	100,000	100,022
Series 2015-1 B1 144A 2.609% 12/25/44 #●	195,669	194,570
Series 2015-4 B1 144A 3.627% 6/25/45 #●	94,915	93,114
Series 2015-4 B2 144A 3.627% 6/25/45 #●	94,915	92,065
Series 2015-5 B2 144A 2.871% 5/25/45 #●	96,884	95,080
Series 2015-6 B1 144A 3.62% 10/25/45 #●	94,661	93,436
Series 2015-6 B2 144A 3.62% 10/25/45 #●	94,661	92,474
Series 2016-4 B1 144A 3.901% 10/25/46 #●	97,684	99,470
Series 2016-4 B2 144A 3.901% 10/25/46 #●	97,684	100,200
Series 2017-1 B2 144A 3.561% 1/25/47 #●	83,806	83,888
Series 2017-2 A3 144A 3.50% 5/25/47 #●	37,904	38,458
New Residential Mortgage Loan Trust
Series 2016-4A A1 144A 3.75% 11/25/56 #●	80,311	82,522
Series 2017-1A A1 144A 4.00% 2/25/57 #●	84,282	87,286
Series 2017-2A A3 144A 4.00% 3/25/57 #●	85,742	88,817
Series 2017-6A A1 144A 4.00% 8/27/57 #●	98,331	102,063
Sequoia Mortgage Trust
Series 2014-2 A4 144A 3.50% 7/25/44 #●	40,805	41,452
Series 2015-1 B2 144A 3.874% 1/25/45 #●	46,792	47,026
Series 2017-4 A1 144A 3.50% 7/25/47 #●	93,594	95,251
Structured Asset Securities Mortgage Pass Through
Certificates
Series 2004-20 2A1 5.50% 11/25/34 ⧫	21,823	22,296
Towd Point Mortgage Trust
Series 2015-5 A1B 144A 2.75% 5/25/55 #●	64,838	65,077
Series 2015-6 A1B 144A 2.75% 4/25/55 #●	70,287	70,529
Series 2017-1 A1 144A 2.75% 10/25/56 #●	85,432	85,717

NQ-023 [10/17] 12/17 (316642)     15

Schedule of investments
Delaware Strategic Income Fund (Unaudited)

	Principal amount°	Value (US $)
Non-Agency Collateralized Mortgage Obligations (continued)
Towd Point Mortgage Trust
Series 2017-2 A1 144A 2.75% 4/25/57 #●	91,178	$91,637
Washington Mutual Mortgage Pass Through Certificates
Trust
Series 2005-1 5A2 6.00% 3/25/35 ⧫	50,483	13,990
Wells Fargo Mortgage-Backed Securities Trust
Series 2006-AR5 2A1 3.326% 4/25/36 ●	11,824	11,165
Total Non-Agency Collateralized Mortgage Obligations (cost $2,356,550)		2,335,880

Non-Agency Commercial Mortgage-Backed Securities – 5.26%
Banc of America Commercial Mortgage Trust
Series 2017-BNK3 AS 3.748% 2/15/50	60,000	61,837
Series 2017-BNK3 C 4.352% 2/15/50 ●	35,000	35,800
BANK
Series 2017-BNK4 XA 1.458% 5/15/50 ●	453,255	44,582
Series 2017-BNK5 A5 3.39% 6/15/60	145,000	149,122
Series 2017-BNK5 B 3.896% 6/15/60 ●	60,000	61,030
Series 2017-BNK7 A5 3.435% 9/15/60	65,000	67,136
CD Mortgage Trust
Series 2016-CD2 A3 3.248% 11/10/49	85,000	86,674
Series 2016-CD2 A4 3.526% 11/10/49 ●	80,000	83,126
CFCRE Commercial Mortgage Trust
Series 2016-C7 A3 3.839% 12/10/54	100,000	105,330
Series 2017-C8 A4 3.572% 6/15/50	45,000	46,394
Citigroup Commercial Mortgage Trust
Series 2014-GC25 A4 3.635% 10/10/47	75,000	78,524
Series 2015-GC27 A5 3.137% 2/10/48	150,000	151,899
Series 2017-C4 A4 3.471% 10/12/50	95,000	98,037
COMM Mortgage Trust
Series 2013-CR6 AM 144A 3.147% 3/10/46 #	110,000	111,292
Series 2013-WWP A2 144A 3.424% 3/10/31 #	100,000	104,140
Series 2014-CR19 A5 3.796% 8/10/47	80,000	84,319
Series 2015-CR23 A4 3.497% 5/10/48	85,000	88,228
Commercial Mortgage Pass Through Certificates
Series 2016-CR28 A4 3.762% 2/10/49 ⧫	70,000	73,925
DB-JPM
Series 2016-C3 A5 2.89% 9/10/49	105,000	104,165
GRACE Mortgage Trust
Series 2014-GRCE B 144A 3.52% 6/10/28 #	100,000	102,258
GS Mortgage Securities Trust
Series 2010-C1 C 144A 5.635% 8/10/43 #●	150,000	157,643
Series 2015-GC32 A4 3.764% 7/10/48	75,000	79,237
Series 2017-GS6 A3 3.433% 5/10/50	75,000	77,007

16     NQ-023 [10/17] 12/17 (316642)

(Unaudited)

	Principal amount°	Value (US $)
Non-Agency Commercial Mortgage-Backed Securities (continued)
JPM-BB Commercial Mortgage Securities Trust
Series 2015-C31 A3 3.801% 8/15/48	65,000	$68,228
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2005-CB11 E 5.525% 8/12/37 ●	35,000	36,016
Series 2013-LC11 B 3.499% 4/15/46	130,000	130,299
Series 2016-JP2 AS 3.056% 8/15/49	150,000	146,706
Series 2016-WIKI A 144A 2.798% 10/5/31 #	90,000	90,821
Series 2016-WIKI B 144A 3.201% 10/5/31 #	85,000	86,072
LB-UBS Commercial Mortgage Trust
Series 2006-C6 AJ 5.452% 9/15/39 ●	88,566	70,736
Morgan Stanley BAML Trust
Series 2014-C17 A5 3.741% 8/15/47	100,000	105,571
Series 2015-C26 A5 3.531% 10/15/48	100,000	103,890
Series 2016-C29 A4 3.325% 5/15/49	95,000	97,102
Morgan Stanley Capital I Trust
Series 2006-HQ10 B 5.448% 11/12/41 ●	100,000	94,974
Wells Fargo Commercial Mortgage Trust
Series 2014-LC18 A5 3.405% 12/15/47	135,000	139,388
Series 2015-C30 XA 0.963% 9/15/58 ●	1,920,536	109,900
Series 2015-NXS3 A4 3.617% 9/15/57	45,000	47,019
Series 2016-BNK1 A3 2.652% 8/15/49	155,000	151,017
Series 2017-C38 A5 3.453% 7/15/50	90,000	92,948
Series 2017-RB1 XA 1.286% 3/15/50 ●	998,082	94,254
WF-RBS Commercial Mortgage Trust
Series 2012-C10 A3 2.875% 12/15/45	135,000	136,861
Total Non-Agency Commercial Mortgage-Backed Securities (cost $3,921,197)		3,853,507

Regional Bond – 0.22%Δ
Argentina – 0.22%
Provincia de Cordoba 144A 7.125% 6/10/21 #	150,000	162,209
Total Regional Bond (cost $157,650)		162,209

Loan Agreements – 1.15%
Applied Systems 2nd Lien 8.00% (LIBOR03M + 7.00%)
9/19/25 ●	100,000	103,229
Blue Ribbon 1st Lien 5.00% (LIBOR03M + 4.00%)
11/13/21 ●	103,903	103,318
JC Penney Tranche B 1st Lien 5.25% (LIBOR03M +
4.25%) 6/23/23 ●	120,545	111,228
Kronos 2nd Lien 9.25% (LIBOR03M + 8.25%) 11/1/24 ●	150,000	155,063
Summit Midstream Partners Holdings Tranche B 1st Lien
7.00% (LIBOR03M + 6.00%) 5/21/22 ●	249,375	254,363

NQ-023 [10/17] 12/17 (316642)     17

Schedule of investments
Delaware Strategic Income Fund (Unaudited)

		Principal amount°	Value (US $)
Loan Agreements (continued)
Windstream Services Tranche B6 1st Lien 4.75%
(LIBOR03M + 4.00%) 3/30/21 ●		124,685	$117,165
Total Loan Agreements (cost $855,793)			844,366

Sovereign Bonds – 4.60%Δ
Argentina – 0.67%
Argentine Bonos del Tesoro
16.00% 10/17/23	ARS	2,057,000	119,407
22.75% 3/5/18	ARS	1,100,000	64,010
Argentine Republic Government International Bond
5.625% 1/26/22		175,000	184,187
144A 7.125% 6/28/17 #		120,000	123,420
			491,024
Bermuda – 0.28%
Bermuda Government International Bond 144A
3.717% 1/25/27 #		200,000	202,000
			202,000
Brazil – 0.13%
Brazil Notas do Tesouro Nacional
Series F 10.00% 1/1/25	BRL	317,000	98,119
			98,119
Ecuador – 0.28%
Ecuador Government International Bond 144A
8.875% 10/23/27 #		200,000	203,984
			203,984
Egypt – 0.31%
Egypt Government International Bond 144A
8.50% 1/31/47 #		200,000	226,627
			226,627
Indonesia – 0.67%
Indonesia Treasury Bond 7.50% 8/15/32	IDR	6,578,000,000	495,199
			495,199
Ivory Coast – 0.27%
Ivory Coast Government International Bond 144A
6.125% 6/15/33 #		200,000	197,968
			197,968
Malaysia – 0.40%
Malaysia Government Bond 3.844% 4/15/33	MYR	1,336,000	293,863
			293,863
Mexico – 0.07%
Mexican Bonos 10.00% 12/5/24	MXN	863,000	52,252
			52,252

18     NQ-023 [10/17] 12/17 (316642)

(Unaudited)

		Principal amount°	Value (US $)
Sovereign BondsΔ (continued)
Turkey – 1.03%
Turkey Government Bond 11.10% 5/15/19	TRY	1,739,000	$450,754
Turkey Government International Bond 5.75% 5/11/47		320,000	305,680
			756,434
Ukraine – 0.27%
Ukraine Government International Bond 144A
7.375% 9/25/32 #		200,000	197,569
			197,569
Uruguay – 0.22%
Uruguay Government International Bond
144A 8.50% 3/15/28 #	UYU	2,447,000	85,222
144A 9.875% 6/20/22 #	UYU	2,092,000	76,553
			161,775
Total Sovereign Bonds (cost $3,437,102)			3,376,814

Supranational Banks – 0.57%
Banque Ouest Africaine de Developpement 144A
5.00% 7/27/27 #		200,000	208,561
Inter-American Development Bank 6.25% 6/15/21	IDR	2,900,000,000	213,605
Total Supranational Banks (cost $414,895)			422,166

US Treasury Obligations – 1.71%
US Floating Rate Note
1.193% (USBMMY3M + 0.06%) 7/31/19 ●		885,000	885,465
US Treasury Bond
2.75% 8/15/47		375,000	365,346
Total US Treasury Obligations (cost $1,250,482)			1,250,811

		Number of shares
Convertible Preferred Stock – 0.04%
Bank of America 7.25% exercise price $50.00 ψ		7	9,079
Wells Fargo & Co. 7.50% exercise price $156.71 ψ		14	18,340
Total Convertible Preferred Stock (cost $26,268)			27,419

Preferred Stock – 2.07%
Bank of America 6.50% µψ		400,000	458,000
General Electric 5.00% µψ		491,000	511,710
Integrys Holdings 6.00% 8/1/73 µ		4,400	124,575
Morgan Stanley 5.55% µψ		20,000	21,025
US Bancorp 3.50% (LIBOR03M + 1.02%) ψ●		350	311,763

NQ-023 [10/17] 12/17 (316642)     19

Schedule of investments
Delaware Strategic Income Fund (Unaudited)

	Number of shares	Value (US $)
Preferred Stock (continued)
USB Realty 144A 2.506% (LIBOR03M + 1.147%)
12/22/49 #ψ●	100,000	$89,250
Total Preferred Stock (cost $1,394,273)		1,516,323

	Number of
	contracts
Options Purchased – 0.01%
Currency Call Option – 0.00%
USD vs KRW strike price KRW 1,130, expiration date
1/31/18, notional amount $24,323 (CITI)	67,000	860
		860
Currency Put Options – 0.01%
USD vs CNH strike price CNH 6.70, expiration date 1/19/18,
notional amount $72,480 (BNP)	204,000	1,460
USD vs KRW strike price KRW 1,140, expiration date
1/22/18, notional amount $43,525 (BAML)	148,000	1,386
USD vs MXN strike price MXN 19.50, expiration date
1/17/18, notional amount $55,253 (BNP)	129,000	2,587
USD vs SGD strike price SGD 1.37, expiration date 1/19/18,
notional amount $99,041 (BNP)	238,000	1,666
		7,099
Total Options Purchased (cost $8,856)		7,959

	Principal amount°
Short-Term Investments – 7.33%
Discount Notes – 3.70%≠
Federal Home Loan Bank
0.85% 11/1/17	344,044	344,044
0.90% 11/6/17	946,044	945,913
0.96% 11/3/17	394,618	394,596
0.97% 11/15/17	519,234	519,032
1.005% 11/9/17	338,264	338,189
1.005% 11/13/17	172,588	172,531
		2,714,305
Repurchase Agreements – 3.63%
Bank of America Merrill Lynch
0.97%, dated 10/31/17, to be repurchased on 11/1/17,
repurchase price $695,426 (collateralized by US
government obligations 0.00%-9.00%
11/24/17-5/15/47; market value $709,316)	695,407	695,407

20     NQ-023 [10/17] 12/17 (316642)

(Unaudited)

	Principal amount°	Value (US $)
Short-Term Investments (continued)
Repurchase Agreements (continued)
BNP Paribas
1.00%, dated 10/31/17, to be repurchased on 11/1/17,
repurchase price $1,964,378 (collateralized by US
government obligations 0.00%-5.00%
2/15/18-2/15/46; market value $2,003,609)	1,964,323	$1,964,323
		2,659,730
Total Short-Term Investments (cost $5,374,055)		5,374,035

Total Value of Securities – 103.40%
(cost $74,913,757)		75,811,801
Liabilities Net of Receivables and Other Assets – (3.40%)★		(2,494,932)
Net Assets Applicable to 8,739,988 Shares Outstanding – 100.00%		$73,316,869

#

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Oct. 31, 2017, the aggregate value of Rule 144A securities was $27,118,968, which represents 36.99% of the Fund’s net assets.

⧫

Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

★	Of this amount, $273,349 represents cash pledged as collateral for open swap contracts and $18,000 cash pledged as collateral for open futures contracts.
≠	The rate shown is the effective yield at the time of purchase.
°	Principal amount shown is stated in US dollars unless noted that the security is denominated in another currency.
Δ	Securities have been classified by country of origin.
µ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at Oct. 31, 2017. Rate will reset at a future date.
∑	Interest only security. An interest only security is the interest only portion of a fixed income security, which is separated and sold individually from the principal portion of the security.
ψ	No contractual maturity date.
●

Variable rate investment. Interest rates reset periodically. Rate shown reflects the rate in effect at Oct. 31, 2017. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

ϕ	Step coupon bond. Coupon increases or decreases periodically based on a predetermined schedule. Stated rate in effect at Oct. 31, 2017.

NQ-023 [10/17] 12/17 (316642) 21

Schedule of investments
Delaware Strategic Income Fund (Unaudited)

The following foreign currency exchange contracts, futures contracts, and swap contracts were outstanding at Oct. 31, 2017:

Foreign Currency Exchange Contracts

	Contracts to				Settlement	Unrealized	Unrealized
Counterparty	Receive (Deliver)		In Exchange For		Date	Appreciation	Depreciation
BAML	CAD	261,251	USD	(208,301)	11/17/17	$—	$(5,768)
BAML	EUR	4,429	USD	(5,206)	11/17/17	—	(43)
BAML	JPY	(16,606,699)	USD	145,278	11/17/17	—	(879)
BAML	KRW	(221,481,146)	USD	193,163	11/17/17	—	(4,940)
BNP	COP	413,251,104	USD	(138,144)	11/17/17	—	(2,525)
CITI	AUD	142,518	USD	(108,955)	11/17/17	102	—
CITI	GBP	(142,518)	USD	188,896	11/17/17	—	(481)
CITI	NZD	142,518	USD	(97,428)	11/17/17	65	—
TD	AUD	281,495	USD	(218,473)	11/17/17	—	(3,070)
TD	COP	166,790,361	USD	(56,395)	11/17/17	—	(1,659)
TD	JPY	8,124,071	USD	(72,196)	11/17/17	—	(696)
Total Foreign Currency Exchange Contracts						$167	$(20,061)

Futures Contracts

			Notional		Value/
		Notional	Cost	Expiration	Unrealized
Contracts to Buy (Sell)		Amount	(Proceeds)	Date	Appreciation
16	US Treasury 10 yr Notes	$1,999,000	$1,998,545	12/20/17	$455

Swap Contracts

CDS Contracts1

Counterparty/				Upfront
Reference Obligation/		Annual		Payments
Termination Date/	Notional	Protection		Paid	Unrealized
Payment Frequency	Amount[2]	Payments	Value	(Received)	Depreciation[3]
Centrally Cleared/
Protection Purchased:
CDX.NA.HY.28[4]
6/20/22-
Quarterly	2,227,500	5.00%	$(200,827)	$(143,921)	$(56,906)
Over-The-Counter/
Protection Sold/
Moody’s Ratings:
MSC-CMBX.NA.BBB-.6[5]
5/11/63-
Monthly	460,000	3.00%	(76,961)	(52,285)	(24,676)
Total CDS Contracts			$(277,788)	$(196,206)	$(81,582)

22      NQ-023 [10/17] 12/17 (316642)

(Unaudited)

The use of foreign currency exchange contracts, futures contracts, and swap contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The notional amounts and foreign currency exchange contracts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded daily as unrealized appreciation or depreciation. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement.

2Notional amount shown is stated in US dollars unless noted that the swap is denominated in another currency.

3Unrealized appreciation (depreciation) does not include periodic interest payments (receipt) on swap contracts accrued daily in the amount of $(12,443).

4Markit’s CDX.NA.HY Index is composed of 100 of the most liquid North American entities with high yield credit ratings that trade in the CDS market.

5Markit’s CMBX Index or the CMBX.NA Index is a synthetic tradable index referencing a basket of 25 commercial mortgage-backed securities in North America. Credit-quality ratings are measured on a scale that generally ranges from AAA (highest) to BB (lowest). US Agency and US Agency mortgage-backed securities appear under US Government.

Summary of abbreviations:
ARS – Argentine Peso
AUD – Australian Dollar
BADLARPP – Argentina Term Deposit Rate
BAML – Bank of America Merrill Lynch
BB – Barclays Bank
BNP – BNP Paribas
BRL – Brazilian Real
CAD – Canadian Dollar
CDO – Collateralized Debt Obligation
CDS – Credit Default Swap
CDX.NA.HY – Credit Default Swap Index North American High-Yield
CITI – Citigroup Global Markets
CLO – Collateralized Loan Obligation
CMBX.NA – Commercial Mortgaged-Backed Securities Index North America
CNH – Chinese Offshore Renminbi
COP – Colombian Peso
DB – Deutsche Bank
EUR – European Monetary Unit
FREMF – Freddie Mac Multifamily

NQ-023 [10/17] 12/17 (316642)     23

Schedule of investments
Delaware Strategic Income Fund (Unaudited)

Summary of abbreviations (continued)
GBP – British Pound Sterling
GNMA – Government National Mortgage Association
GS – Goldman Sachs
GSMPS – Goldman Sachs Reperforming Mortgage Securities
IDR – Indonesian Rupiah
JPM – JPMorgan
JPY – Japanese Yen
KRW – South Korean Won
LB – Lehman Brothers
LIBOR – London Interbank Offered Rate
LIBOR01M – ICE LIBOR USD 1 Month
LIBOR03M – ICE LIBOR USD 3 Month
MSC – Morgan Stanley Capital
MXN – Mexican Peso
MYR – Malaysian Ringgit
NZD – New Zealand Dollar
RBS – Royal Bank of Scotland
REIT – Real Estate Investment Trust
REMIC – Real Estate Mortgage Investment Conduit
SGD – Singapore Dollar
S.F. – Single Family
TBA – To be announced
TD – Toronto Dominion Bank
TRY – Turkish Lira
USBMMY3M – US Treasury 3 Month Bill Money Market Yield
USD – US Dollar
UYU – Uruguay Peso
WF – Wells Fargo
yr – Year See accompanying notes.

24     NQ-023 [10/17] 12/17 (316642)

Notes
Delaware Strategic Income Fund	October 31, 2017 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by Delaware Group® Government Fund (Trust) – Delaware Strategic Income Fund. This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation — Equity securities, except those traded on The Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. US government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Other debt securities, credit default swap contracts and interest rate swap contracts are valued based upon valuations provided by an independent pricing service or broker/counterparty and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. For asset-backed securities, collateralized mortgage obligations, commercial mortgage securities, and US government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity, and type as well as broker/dealer-supplied prices. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades, and values of the underlying reference instruments. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts are valued at the daily quoted settlement prices. Exchange-traded options are valued at the last reported sale price or, if no sales are reported, at the mean between the last reported bid and ask prices, which approximates fair value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The foregoing valuation policies apply to restricted and unrestricted securities.

2. Investments

US GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity.

NQ-023 [10/17] 12/17 (316642)     25

(Unaudited)

Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1	-	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)
Level 2	-

Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3	-	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

26     NQ-023 [10/17] 12/17 (316642)

(Unaudited)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of Oct. 31, 2017:

Securities:	Level 1	Level 2	Total
Assets:
Agency, Asset-
& Mortgage-Backed Securities[1]	$—	$19,040,229	$19,040,229
Corporate Debt	—	41,486,241	41,486,241
Municipal Bonds	—	2,303,229	2,303,229
Foreign Bonds	—	3,961,189	3,961,189
Loan Agreements	—	844,366	844,366
US Treasury Obligations	—	1,250,811	1,250,811
Convertible Preferred Stock	27,419	—	27,419
Preferred Stock[1]	311,763	1,204,560	1,516,323
Short-Term Investments	—	5,374,035	5,374,035
Options Purchased	—	7,959	7,959
Total Value of Securities	$339,182	$75,472,619	$75,811,801
Derivatives*:
Assets:
Foreign Currency Exchange Contracts	$—	$167	$167
Futures Contracts	455	—	455
Liabilities:
Foreign Currency Exchange Contracts	—	(20,061)	(20,061)
Swap Contracts	—	(81,582)	(81,582)

*Foreign Currency Exchange Contracts, Futures Contracts and Swap Contracts are valued at the unrealized appreciation (depreciation) on the instrument at the period end.

1Security type is valued across multiple levels. Level 1 investments represent exchange-traded investments, Level 2 investments represent investments with observable inputs, or matrix-priced investments, and Level 3 investments represent investments without observable inputs. The amounts attributed to Level 1 investments, Level 2 investments, and Level 3 investments represent the following percentages of the total value of these security types:

	Level 1	Level 2	Total
Preferred Stock	20.56%	79.44%	100.00%

During the period ended Oct. 31, 2017, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. The Fund’s policy is to recognize transfers based on fair value between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to the Fund’s net assets. Management has determined not to provide a reconciliation of Level 3 investments as the Level 3 Investments were not considered significant to the Fund’s net assets at the beginning, interim, or end of the period. Management has determined not to provide disclosure on Level 3 inputs since Level 3 investments are not considered significant to the Fund’s net assets at the end of the period.

3. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to Oct. 31, 2017 that would require recognition or disclosure in the Fund’s “Schedule of Investments.”

NQ-023 [10/17] 12/17 (316642)     27

Item 2. Controls and Procedures.

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: